UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	April 29, 2002

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$213,822,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                com              00184a105     3744   158310 SH       SOLE                   158310
Abbott Labs                    com              002824100      448     8510 SH       SOLE                     8510
Adobe Systems Inc              com              00724F101     4777   118556 SH       SOLE                   118556
Amer Intl Group                com              026874107     5391    74727 SH       SOLE                    74727
American Express               com              025816109     6119   149400 SH       SOLE                   149400
Amgen Inc.                     com              031162100     6274   105120 SH       SOLE                   105120
Anheuser-Busch                 com              035229103      992    19000 SH       SOLE                    19000
Applied Materials Inc          com              038222105     5021    92525 SH       SOLE                    92525
Bank of America Corp           com              060505104      929    13663 SH       SOLE                    13663
Bank of New York Inc           com              064057102     1088    25900 SH       SOLE                    25900
Boeing                         com              097023105      789    16350 SH       SOLE                    16350
Bristol-Myers Squibb Co.       com              110122108      354     8735 SH       SOLE                     8735
Calpine Corporation            com              131347106     2085   164182 SH       SOLE                   164182
Check Point Software Technolog com              m22465104     2575    84700 SH       SOLE                    84700
ChevronTexaco Corp             com              166764100      380     4206 SH       SOLE                     4206
Chubb Corp                     com              171232101      278     3800 SH       SOLE                     3800
Ciena Corp                     com              171779101     1324   147143 SH       SOLE                   147143
Cisco Systems Inc              com              17275R102     3496   206509 SH       SOLE                   206509
Citigroup Inc                  com              172967101     5549   112064 SH       SOLE                   112064
Coca Cola Co.                  com              191216100      773    14800 SH       SOLE                    14800
Costco Wholesale Corp (n/c 8/9 com              22160k105      529    13290 SH       SOLE                    13290
Disney                         com              254687106     4920   213193 SH       SOLE                   213193
EMC Corporation                com              268648102     2524   211718 SH       SOLE                   211718
El Paso Corp                   com              28336l109     4116    93484 SH       SOLE                    93484
Exxon Mobil Corp               com              30231g102      862    19660 SH       SOLE                    19660
Federal National Mortgage Asso com              313586109     4202    52600 SH       SOLE                    52600
First Data Corp                com              319963104      349     4000 SH       SOLE                     4000
General Electric               com              369604103     5918   158020 SH       SOLE                   158020
Genzyme Corp                   com              372917104     3607    82600 SH       SOLE                    82600
Glaxosmithkline PLC - ADR      com              37733w105      214     4552 SH       SOLE                     4552
Golden West Financial Corp     com              381317106      387     6100 SH       SOLE                     6100
Goldman Sachs Group Inc        com              38141g104     3651    40450 SH       SOLE                    40450
Guidant Corporation (spinoff f com              401698105      308     7120 SH       SOLE                     7120
Home Depot                     com              437076102     5310   109230 SH       SOLE                   109230
I. B. M.                       com              459200101     2977    28621 SH       SOLE                    28621
IMS Health Inc.                com              449934108     5234   233150 SH       SOLE                   233150
Intel Corp.                    com              458140100     5423   178323 SH       SOLE                   178323
Johnson & Johnson              com              478160104      873    13439 SH       SOLE                    13439
Kimberly Clark Corp.           com              494368103     6595   102012 SH       SOLE                   102012
Kroger Co.                     com              501044101     5015   226320 SH       SOLE                   226320
Lilly (Eli)                    com              532457108     4451    58417 SH       SOLE                    58417
Loews Corp.                    com              540424108      234     4000 SH       SOLE                     4000
MBIA Inc.                      com              55262C100      273     5000 SH       SOLE                     5000
Marsh & McLennan               com              571748102     4156    36860 SH       SOLE                    36860
Merck & Co.                    com              589331107     3804    66057 SH       SOLE                    66057
Microsoft                      com              594918104     8993   149117 SH       SOLE                   149117
NASDAQ-100 Shares              com              631100104      505    13992 SH       SOLE                    13992
Nike Inc Class B               com              654106103     3683    61368 SH       SOLE                    61368
Oracle Sys Corp.               com              68389X105      147    11500 SH       SOLE                    11500
Paccar Inc.                    com              693718108      441     6030 SH       SOLE                     6030
Pepsico Inc.                   com              713448108      515    10005 SH       SOLE                    10005
Pfizer                         com              717081103     5630   141669 SH       SOLE                   141669
Philip Morris                  com              718154107      579    11000 SH       SOLE                    11000
Procter & Gamble               com              742718109      299     3320 SH       SOLE                     3320
Qualcomm Inc                   com              747525103     3248    86300 SH       SOLE                    86300
Royal Dutch Petro-NY Shares (e com              780257804      326     6010 SH       SOLE                     6010
S&P 500 Depository Receipt     com              78462f103     1047     9145 SH       SOLE                     9145
S&P Mid-Cap 400 Depository Rec com              595635103     6323    64000 SH       SOLE                    64000
SBC Communications Inc         com              78387G103      263     7025 SH       SOLE                     7025
Safeco Corp.                   com              786429100      623    19450 SH       SOLE                    19450
Starbucks Corporation          com              855244109     8604   371992 SH       SOLE                   371992
State Street Corporation       com              857477103     4901    88490 SH       SOLE                    88490
Sun Microsystems Inc.          com              866810104       88    10000 SH       SOLE                    10000
Sysco Corp.                    com              871829107     3179   106605 SH       SOLE                   106605
Target Corp                    com              87612e106     5528   128195 SH       SOLE                   128195
Telefonica SA - Spons ADR      com              879382208      494    14932 SH       SOLE                    14932
Tiffany & Company              com              886547108     6528   183618 SH       SOLE                   183618
Transocean Sedco Forex Inc     com              G90078109     4140   124590 SH       SOLE                   124590
Tribune Company                com              896047107      239     5257 SH       SOLE                     5257
Tyco International Ltd         com              902124106     3430   106120 SH       SOLE                   106120
U.S. Bancorp New               com              902973304      208     9213 SH       SOLE                     9213
Varian Semiconductor Equipment com              922207105     3262    72500 SH       SOLE                    72500
Wal-Mart                       com              931142103      221     3600 SH       SOLE                     3600
Washington Federal Inc.        com              938824109      345    14400 SH       SOLE                    14400
Washington Mutual Inc (symbol  com              939322103      718    21675 SH       SOLE                    21675
Waters Corp                    com              941848103     4161   148781 SH       SOLE                   148781
Weatherford International Inc  com              947074100     5691   119479 SH       SOLE                   119479
Weyerhaeuser Co.               com              962166104      321     5100 SH       SOLE                     5100
Alliance Bond US Govt Fund Cl  fdeq             018528406       86 12196.650SH       SOLE                12196.650
D Witter Select Eqty Utility S fdeq             24241x262       26 26085.000SH       SOLE                26085.000
First American Small Cap Growt fdeq             318530664      246 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      465 31200.190SH       SOLE                31200.190